Basis of Presentation, Liquidity and Summary of Significant Accounting Policies - Estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 to 5 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 to 7 years